Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	61 Months Ended	109 Months Ended	120 Months Ended	155 Months Ended	191 Months Ended	244 Months Ended	268 Months Ended	287 Months Ended	348 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000018231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.25%	2.05%			4.77%			5.66%
C000018233
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.99%	2.12%			4.61%			3.79%
C000175112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000069253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000223747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.54%	2.19%	2.45%
C000223748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.01%	2.61%	2.86%
C000223749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000223746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.28%	(0.12%)			3.05%					5.66%
C000018236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.01%	0.00%			2.87%				5.56%
C000125485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018238
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000082998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admin Class
C000018251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.62%	2.01%			3.38%			6.63%
C000018253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.36%	2.12%			3.21%			6.59%
C000125487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000082999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admin Class
Without Sales Load [Member] | C000018231
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	2.93%			5.23%			5.77%
Without Sales Load [Member] | C000018233
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	2.12%			4.61%			3.79%
Without Sales Load [Member] | C000175112
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	3.23%		4.69%
Without Sales Load [Member] | C000069253
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%	3.19%			5.51%
Without Sales Load [Member] | C000223747
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%	3.41%	3.66%
Without Sales Load [Member] | C000223748
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	2.61%	2.86%
Without Sales Load [Member] | C000223749
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%	3.71%	3.96%
Without Sales Load [Member] | C000223746
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	3.67%	3.92%
Without Sales Load [Member] | C000018234
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	0.76%			3.50%					5.82%
Without Sales Load [Member] | C000018236
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	0.00%			2.87%				5.56%
Without Sales Load [Member] | C000125485
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	1.06%			3.82%	3.00%
Without Sales Load [Member] | C000018238
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%	1.00%			3.74%						6.09%
Without Sales Load [Member] | C000082998
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%	0.49%			3.24%		5.40%
Without Sales Load [Member] | C000018251
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	2.90%			3.83%			6.78%
Without Sales Load [Member] | C000018253
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%	2.12%			3.21%			6.59%
Without Sales Load [Member] | C000125487
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%	3.22%			4.17%	3.72%
Without Sales Load [Member] | C000018254
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%	3.16%			4.10%			6.71%
Without Sales Load [Member] | C000082999
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	2.65%			3.58%		6.43%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		1.93%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%					0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%				0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%	0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%						0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%	0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%			0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%		0.00%
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	8.62%	4.51%			6.53%			0.00%
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	8.62%	4.51%			6.53%			0.00%
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	8.62%	4.51%		5.55%
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	8.62%	4.51%			6.53%
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.31%
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.31%
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.31%
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.31%